Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Of Income And Comprehensive Income [Abstract]
Net income (loss)	$ 1,418,993	$ 175,744	$ 240,873	$ 252,574	$ 70,882	$ 555,766	$ 515,736	$ 93,462	$ 2,088,184	$ 1,235,846	$ (1,037,444)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustment									(43,188)	(2,680)	3,727
Unrealized gain on cash flow hedges									7,995	1,879	0
Other									0	0	(672)
Other comprehensive income (loss)									(35,193)	(801)	3,055
Comprehensive income (loss)									2,052,991	1,235,045	(1,034,389)
Less: Comprehensive (income) loss attributable to noncontrolling interests									(119,700)	(134,680)	589,905
Comprehensive income (loss) attributable to MGM Resorts International									$ 1,933,291	$ 1,100,365	$ (444,484)